Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments - Assets and Liabilities of Discontinued Operations Related to Capsugel Business (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets of discontinued operations and other assets held for sale	$ 101	$ 1,439
Liabilities of discontinued operations		151
Capsugel [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts receivable		186
Inventories		130
Taxes and other current assets		47
Property, plant and equipment		1,009
Goodwill		19
Identifiable intangible assets		3
Taxes and other noncurrent assets		45
Assets of discontinued operations and other assets held for sale		1,439
Current liabilities		124
Other liabilities		27
Liabilities of discontinued operations		$ 151